Equity - Summary of Information Relating to Share Options Outstanding (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	25,250	20,152	19,775
Weighted Average Remaining Life of Outstanding Options (months)	68 months
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
Exercise Price Range (in dollars per share)	5.34
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	58.80
Exercise Price Range (in dollars per share)	$ 58.80
$ 5.34 — $ 15.35
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	10,699
Weighted Average Remaining Life of Outstanding Options (months)	84 months
$ 5.34 — $ 15.35 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
Exercise Price Range (in dollars per share)	5.34
$ 5.34 — $ 15.35 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	15.35
Exercise Price Range (in dollars per share)	$ 15.35
$ 15.36 — $ 24.97
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	4,135
Weighted Average Remaining Life of Outstanding Options (months)	60 months
$ 15.36 — $ 24.97 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 15.36
Exercise Price Range (in dollars per share)	15.36
$ 15.36 — $ 24.97 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	24.97
Exercise Price Range (in dollars per share)	$ 24.97
$ 24.98 — $ 26.79
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	2,127
Weighted Average Remaining Life of Outstanding Options (months)	36 months
$ 24.98 — $ 26.79 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 24.98
Exercise Price Range (in dollars per share)	24.98
$ 24.98 — $ 26.79 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	26.79
Exercise Price Range (in dollars per share)	$ 26.79
$ 26.80 — $ 36.85
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	5,339
Weighted Average Remaining Life of Outstanding Options (months)	67 months
$ 26.80 — $ 36.85 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 26.80
Exercise Price Range (in dollars per share)	26.80
$ 26.80 — $ 36.85 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	36.85
Exercise Price Range (in dollars per share)	$ 36.85
$ 36.86 — $ 58.80
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	2,950
Weighted Average Remaining Life of Outstanding Options (months)	46 months
$ 36.86 — $ 58.80 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 36.86
Exercise Price Range (in dollars per share)	36.86
$ 36.86 — $ 58.80 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	58.80
Exercise Price Range (in dollars per share)	$ 58.80